Other income	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other income
28.	Other income

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Rental income	9,249	10,260	17,326
Dividend income	585	3,229	4,690
Grant income	925	7,668	12,480

	10,759	21,157	34,496